Ordinary Shares - Additional Information (Detail) - $ / shares		1 Months Ended			6 Months Ended
	May. 05, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Jun. 30, 2015
Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares					75,805,949
Number of shares cancelled				5,902,590	5,902,590
American Depositary Shares
Stockholders Equity Note [Line Items]
Number of shares cancelled				5,902,590
Offshore Creditors | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares	303,080		303,080
Offshore Creditors | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares			303,080
Conversion price			$ 0.15
5.535% Convertible Senior Notes due 2018 | Price of US$0.1550 per ADS | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares				25,016,129
5.535% Convertible Senior Notes due 2018 | Price of US$0.1550 per ADS | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares				25,016,129
Conversion price				$ 0.1550
5.535% Convertible Senior Notes due 2018 | Price of US$0.1461 per ADS | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares				1,046,543
5.535% Convertible Senior Notes due 2018 | Price of US$0.1461 per ADS | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares				1,046,543
Conversion price				$ 0.1461
5.535% Convertible Senior Notes due 2018 | Price of US$0.1345 per ADS | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares		229,649
5.535% Convertible Senior Notes due 2018 | Price of US$0.1345 per ADS | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares		229,649
Conversion price		$ 0.1345			$ 0.1345
5.535% Convertible Senior Notes due 2016 | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares		49,210,548
5.535% Convertible Senior Notes due 2016 | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares		49,210,548
Conversion price		$ 0.1345			0.1345
5.535% Convertible Senior Notes due 2016 | Price of US$0.1345 per ADS | Ordinary shares
Stockholders Equity Note [Line Items]
Issuance of new shares		49,210,548
5.535% Convertible Senior Notes due 2016 | Price of US$0.1345 per ADS | American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares		49,210,548
Conversion price		$ 0.1345			$ 0.1345